Minimum capital requirements	12 Months Ended
Dec. 31, 2017
Minimum capital requirements
Minimum capital requirements

30. Minimum capital requirements

The Bank’s risk-weighted assets and capitalization ratios are calculated in accordance with Mexican Banking GAAP. The management of capital is performed at regulatory and economic levels.

As established in the Sole Circular for Banks issued by the CNBV, the Bank must maintain a minimum net capital in relation to the market, credit and operational risks inherent to its operations, which is based on the Basel Agreements within the Mexican legislation. Such minimum capital is determined based on the sum of the capital requirements stipulated for each aforementioned type of risk.

Net Capital

Net capital is divided into two parts: Basic Capital and Complementary Capital. Additionally, Basic Capital is divided into two portions: Fundamental Basic Capital and Non-Fundamental Basic Capital. Basic Capital (Tier I Capital) is the sum of Fundamental Basic Capital and Non-Fundamental Basic Capital.

Fundamental Basic Capital is composed mainly of shareholders’ equity plus other equity instruments, less, among other deductions: stock investments on financial institutions, organizational expenses, other intangibles assets, excess of deferred tax assets derived from tax losses that exceed the 4% of Tier I Capital and excess of deferred taxes from temporary differences that exceed the 10% of Tier I Capital.

Non-Fundamental Basic Capital is composed mainly of a bank’s equity instruments, which are not included as Fundamental Basic Capital according to the current legislation.

Complementary Capital (Tier II) is composed mainly of a bank’s equity instruments, which are not included as Basic Capital according to the current legislation, and the positive difference resulting from subtracting to the total permitted reserves, the total expected losses, up to an amount that does not exceed 0.6% of the assets subject to credit risk.

Assets Subject to Credit Risk

Deposits, securities, loans and receivables, reverse repurchase agreements, swaps, forward contracts, securities loans, options, certain derivative instruments and all other bank transactions exposed to credit risk in accordance with established regulations are classified in their respective risk groups and the weight factors stipulated for each group are applied, ranging from zero up to 150%, depending on the counterparty and scores determined by the ratings agencies accredited by the CNBV or by the Bank in the event it is an authorized institution for the use of internal models. Counterparty risk is calculated by incorporating an add-on and calculating a CVA for OTC derivatives transactions.

Assets Subject to Market Risk

In interest bearing transactions, the capital requirement is calculated by determining the residual term of the financial asset or financial liability and by applying the corresponding Market Risk Charge Coefficient based on the residual term and currency of the financial asset or financial liability.

For those transactions, whose return is based on changes in the price of a share, basket of shares or market index, a 22.23% of General Market Risk Charge Coefficient is applied to the net position, to which additional specific market risk requirements are added for long net positions and short net positions by 8%.

For foreign currency positions, a 12% Market Risk Charge Coefficient is applied on the higher of the sum of the long net position or short net position.

For transactions linked to Mexican inflation and denominated in UDIS, a capital requirement is calculated by applying a Market Risk Charge Coefficient of 1.25% over the increase of the INPC (calculated as the average of the previous twelve months) to the absolute value of the total net position.

For options and warrants, a Vega (variations on volatility) and Gamma (variations on the subjacent) capital requirement is calculated by applying the rules defined on Article 2 bis 109 of the Sole Circular for Banks issued by the CNBV.

For transactions linked to the annual minimum salary growth, a capital requirement is calculated by applying a Market Risk Charge Coefficient of 1.25% over the increase of the annual minimum salary growth (calculated as the average of the actual month and the previous eleven months) to the absolute value of the total net position.

The equivalent assets for market risk are determined by multiplying by 12.5, the sum of the capital requirements of all the transactions described above.

Assets Subject to Operational Risk

Since November 2016, the Bank uses the Alternative Standardized Approach under Basel II standards to calculate the assets subject to operational risk. This method consists first of dividing the business into 8 lines. For six of them, the capital requirement is calculated multiplying a “Beta” factor for the average net revenues for the 36 months prior to the month being calculated and for the two remaining (Retail and Commercial) the capital requirement is calculated by determining the average net balance for the 36 months prior to the month being calculated multiplied for a “Beta” factor and for 3.5. The equivalent assets for operational risk are determined by multiplying the capital requirement by 12.5.

At the date of these consolidated financial statements, the Bank complied with these minimum capital requirements (see below).

The minimum capital requirements calculated in accordance with the Mexican Banking GAAP for the Bank is as follows:

	12/31/2016	12/31/2017

Computable capital:	109,237	115,321
Core capital	107,187	116,126
Supplementary capital	27,453	26,054
Deductible items	(35,700)	(36,671)
Subordinated Additional Tier 1 Capital Notes (see Note 22.c.)	10,297	9,812

Capital requirements:	55,509	58,668
Market risk	8,642	11,039
Credit risk	43,698	44,313
Operational risk	3,169	3,316

Excess of capital requirements	53,724	56,653
Risk-weighted assets	693,964	733,346

As of December 31, 2016 and 2017, in accordance with the capitalization requirements applicable to full service banks, the Bank has the following capitalization ratios, which exceed the minimum legal capital required by the CNBV.

The capital ratios included in this table are in accordance to the data published by the CNBV.

	12/31/2016	12/31/2017

Net Capital / Required Capital	1.97	1.97
Minimum capital requirements	Not applicable	Not applicable

Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	10.30%	10.83%
Minimum capital requirements	7.30%	7.60%

Basic Capital / Assets subject to Credit, Market and Operating Risk	11.79%	12.17%
Minimum capital requirements	8.80%	9.10%

Net Capital / Assets subject to Credit Risk	20.00%	20.82%
Minimum capital requirements	Not applicable	Not applicable

Net Capital / Assets subject to Credit, Market and Operating Risk	15.74%	15.73%

Minimum capital requirements	10.80%	11.10%